     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2003

                                             1933 ACT REGISTRATION NO. 333-84360
                                             1940 ACT REGISTRATION NO. 811-08557
                                                              CIK NO. 0001048607

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1993
                         POST-EFFECTIVE AMENDMENT NO. 2
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 2


                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company         Lawrence A. Samplatsky, Esquire
            1300 South Clinton Street                The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Ft. Wayne, Indiana 46802                          350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.


    It is proposed that this filing will become effective (check appropriate box)


        immediately upon filing pursuant to paragraph (b)
------
        on May 1, 2003 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
        on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall
  X     be May 1, 2003.
------

This Post-effective Amendment No. 2 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 1 to Registration Statement No. 333-84360 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 20, 2003. The contents of Post-effective Amendment No. 1 are being incorporated by reference.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-84360) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 17th day of April, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.




                     LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M (REGISTRANT)

                              /s/ Gary W. Parker
                     By _________________________________
                        Gary W. Parker
                        Senior Vice President
                        The Lincoln National Life Insurance Company




                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                     (DEPOSITOR)

                              /s/ Gary W. Parker
                     By _________________________________
                        Gary W. Parker
                        Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 has been signed below on April 17, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

SIGNATURE                                            TITLE
/s/ Jon A. Boscia          *
_____________________________               President and Director
Jon A. Boscia                               (Principal Executive Officer)

/s/ John H. Gotta          *
______________________________              Executive Vice President, Chief Executive Officer
John H. Gotta                               of Life Insurance, Assistant Secretary and Director

/s/ Lorry J. Stensrud      *
______________________________              Executive Vice President, Chief Executive Officer of
Lorry J. Stensrud                           Lincoln Retirement and Director

/s/ Janet Chrzan           *
______________________________              Senior Vice President, Chief Financial Officer
Janet Chrzan                                and Director
                                            (Principal Financial Officer and Principal Accounting Officer)
/s/ See Yeng Quek          *
______________________________              Director, Chief Investment Officer and
See Yeng Quek                               Chairman of the Investment Committee

/s/ Jude T. Driscoll       *
______________________________              Director
Jude T. Driscoll

/s/ Richard C. Vaughan     *
______________________________              Director
Richard C. Vaughan

/s/ Barbara S. Kowalczyk   *
______________________________              Director
Barbara S. Kowalczyk



                  /s/ Gary W. Parker
* By ____________________________________
         Gary W. Parker, pursuant to a Power of Attorney filed with Post-Effective Amendment No.1 to the Registration Statement